Prepaid Expenses and Other Current Assets, Net - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Allowance for Credit Losses [Abstract]
Balance at the beginning of the period	$ 174	$ 130
Foreign currency translation	5	40
Balance at the end of the period	$ 179	$ 170